Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	SIX MONTHS ENDED
	JUNE 30, 2025	JUNE 30, 2024
Loss attributable to owners of the Company	(1,535,012)	(4,339,832)
Weighted average number of shares outstanding	5,017,091	2,060,714
Basic and diluted loss per share	(0.31)	(2.11)